STEIN ROE INTERMEDIATE BOND FUND
                            STEIN ROE HIGH YIELD FUND
                              STEIN ROE INCOME FUND
                                 Class S Shares
                         Supplement to Prospectus dated
                                November 1, 2000
                   (Replaces supplement dated April 24, 2001)


The information under "The Funds' Management - Portfolio Managers," is revised to read as follows:

Intermediate Bond Fund and Income Fund
Michael T. Kennedy has been portfolio manager of Intermediate Bond Portfolio since its inception in 1998 and was portfolio manager of Intermediate Bond Fund from 1988 to January 1998. He has been co-manager of Income Portfolio since December 2000. He joined Stein Roe in 1987 and is a senior vice president. A Chartered Financial Analyst, he received his B.S. degree from Marquette University and his M.M degree from Northwestern University.

Income Fund and High Yield Fund
Stephen F. Lockman has been manager of High Yield Portfolio since 1997 and of Income Portfolio since its inception in 1998. He was portfolio manager of Income Fund from 1997 to January 1998, associate manager of Income Fund from 1995 to 1997, and associate manager of High Yield Portfolio from November 1996 to February 1997. Mr. Lockman was a senior research analyst for Stein Roe's fixed income department from 1994, when he joined Stein Roe, to 1997. He served as portfolio manager for the Illinois State Board of Investment from 1987 to 1994. A Chartered Financial Analyst, Mr. Lockman earned a bachelor's degree from the University of Illinois and a master's degree from DePaul University. .

High Yield Fund
Jeffrey M. Martin has been co-manager of High Yield Portfolio since December 2000 and has been affiliated with the Portfolio or the Fund as an analyst or associate portfolio manager since 1996. Mr. Martin joined Stein Roe in 1993 and is a vice president and senior analyst. He received his B.S. degree from the State University of New York at Albany and his M.B.A. degree from St. John's University.


DIR-36/193G-0501                                                    May 31, 2001

                        LIBERTY INCOME BOND FUND, Class A
                               LIBERTY HIGH YIELD
                               BOND FUND, CLASS A
                         Supplement to Prospectus dated
                                November 1, 2000
                   (Replaces supplement dated April 24, 2001)


The information under "Managing the Fund--Portfolio Manager," is revised to read as follows:

Income Bond Fund and High Yield Bond Fund
Stephen F. Lockman has been manager of High Yield Portfolio since 1997 and of Income Portfolio since its inception in 1998. He was portfolio manager of Income Fund from 1997 to January 1998, associate manager of Income Fund from 1995 to 1997, and associate manager of High Yield Portfolio from November 1996 to February 1997. Mr. Lockman was a senior research analyst for Stein Roe's fixed income department from 1994, when he joined Stein Roe, to 1997. He served as portfolio manager for the Illinois State Board of Investment from 1987 to 1994. A chartered financial analyst, Mr. Lockman earned a bachelor's degree from the University of Illinois and a master's degree from DePaul University.

Income Bond Fund
Michael T. Kennedy has been co-manager of Income Portfolio since December, 2000. Mr. Kennedy has been portfolio manager of other Stein Roe fixed income funds since 1988. He joined Stein Roe in 1987 and is a senior vice president. A chartered financial analyst and a chartered investment counselor, he received his B.S. degree from Marquette University and his M.M degree from Northwestern University.

High Yield Bond Fund
Jeffrey M. Martin has been co-manager of High Yield Portfolio since December, 2000 and has been affiliated with the Portfolio and the Stein Roe High Yield Fund as an analyst or associate portfolio manager since 1996. Mr. Martin joined Stein Roe in 1993 and is a vice president and senior analyst. He received his B.S. degree from the State University of New York and his M.B.A. degree from St. John's University.

G-36/194G-0501                                                      May 31, 2001